Restructuring Costs (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 2	$ 3	$ 3	$ 3	$ 2	$ 9	$ 2	$ 4	$ 6	$ 5	$ 5	$ 11	$ 21	$ 70
2012 Restructuring Program [Member]
Restructuring Cost and Reserve [Line Items]
Expected restructuring charges										10
Restructuring accruals	2									2
2011 Restructuring Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs												11
Restructuring accruals	2	3								2		3
2010 Restructuring Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs													21
Restructuring accruals						3							3
2009 Restructuring Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs														74
Restructuring accruals		12				21						12	21
Restructuring reserve utilized												9
Prior Restructuring Programs 2006 through 2008 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring accruals		2				6						2	6
Restructuring reserve utilized												(4)
Prior Restructuring Programs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring accruals	13	17								13		17
Restructuring reserve utilized										4
Facility Related [Member] | 2012 Restructuring Program [Member] | Company Owned Brokerage Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs										1
Facility Related [Member] | 2012 Restructuring Program [Member] | Relocation Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs										1
Facility Related [Member] | 2012 Restructuring Program [Member] | Title and Settlement Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs										1
Facility Related [Member] | 2011 Restructuring Program [Member] | Company Owned Brokerage Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs												5
Facility Related [Member] | 2011 Restructuring Program [Member] | Relocation Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs												1
Facility Related [Member] | 2011 Restructuring Program [Member] | Title and Settlement Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs												1
Facility Related [Member] | 2010 Restructuring Program [Member] | Company Owned Brokerage Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs													9
Facility Related [Member] | 2010 Restructuring Program [Member] | Relocation Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs													2
Facility Related [Member] | 2010 Restructuring Program [Member] | Title and Settlement Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs													2
Facility Related [Member] | 2010 Restructuring Program [Member] | Corporate and Other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs													2
Personnel Related [Member] | 2012 Restructuring Program [Member] | Company Owned Brokerage Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs										2
Personnel Related [Member] | 2011 Restructuring Program [Member] | Company Owned Brokerage Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs												4
Personnel Related [Member] | 2011 Restructuring Program [Member] | Relocation Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs												1
Personnel Related [Member] | 2011 Restructuring Program [Member] | Title and Settlement Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs												1
Personnel Related [Member] | 2010 Restructuring Program [Member] | Company Owned Brokerage Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs													3
Personnel Related [Member] | 2010 Restructuring Program [Member] | Relocation Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs													1
Personnel Related [Member] | 2010 Restructuring Program [Member] | Title and Settlement Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs													1
Asset Impairments [Member] | 2010 Restructuring Program [Member] | Company Owned Brokerage Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs													$ 1